Offerings - Offering: 1	Aug. 03, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Mortgage Backed Securities
Security Class Title	D2-Natixis Multifamily Mortgage Trust 2026-M1, Commercial Mortgage Pass-Through Certificates, Series 2026-M1
Amount Registered | shares	377,960,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 377,960,000
Amount of Registration Fee	$ 52,196.28
Offering Note
(1)	The prospectus to which this Exhibit 107 is attached is a preliminary prospectus for the related offering. This table relates to the payment of registration fees in connection with the registration statement on Form SF-3 of which this prospectus forms a part (No. 333-274151), which was filed with the Securities and Exchange Commission on August 22, 2023, as amended by a Form SF-3/A filed on September 11, 2023, and became effective on September 14, 2023 (the “Registration Statement”).
(2)	Estimated solely for the purpose of calculating the registration fee.